Significant Accounting Policies (Narratives) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Significant Accounting Policies Details [Abstract]
Ceiling test limitation	$ 3,100,000,000
Inventory	4,269,000	$ 4,906,000
Unamortized debt issuance costs reclassified	$ 19,400,000